Deposits - Time Certificate Denominations and Overdrawn Accounts (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Deposits
Time certificates of deposit in denominations of $250,000 or more, in the aggregate	$ 2,800.0	$ 2,600.0	$ 2,300.0
Overdrawn deposit accounts classified as loans	$ 2.2	$ 3.0	$ 4.8